1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

October 24, 2011

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Alpine Equity Trust (the “Registrant”)
Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
Securities Act File No. 33-25378
Investment Company Act File No. 811-05684

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Alpine Equity Trust (the “Trust”), Post-Effective Amendment No. 43 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of adding Class A Shares to the Alpine Realty Income & Growth Fund, Alpine International Real Estate Equity Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund and Alpine Global Consumer Growth Fund, each a series of the Registrant.  Accordingly, it is anticipated that the Amendment will be effective December 30, 2011.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures
cc: Matthew K. Breitman, Alpine Woods Capital Investors, LLC

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